Income Taxes (Details) - Schedule of Components of Income Tax Expenses - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Components of Income Tax Expenses [Abstract]
Current income tax (benefit)/expenses		$ 251,042	$ 96,452	$ 305,439	$ 194,844
Deferred income tax (benefit)/expenses	$ (215,161)
Total income tax provision	$ (215,161)	$ 251,042	$ (63,950)	$ 385,958	$ 101,540